Other Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other accrued expenses and other current liabilities	$ 23,725	$ 23,163
Accrued mask, mold fees and other expenses for RD [Member]
Other accrued expenses and other current liabilities	7,582	8,211
Payable for purchases of equipment [Member]
Other accrued expenses and other current liabilities	1,694	2,276
Accrued software maintenance [Member]
Other accrued expenses and other current liabilities	2,006	1,830
Accrued payroll and related expenses [Member]
Other accrued expenses and other current liabilities	4,144	3,837
Accrued professional service fee [Member]
Other accrued expenses and other current liabilities	1,025	1,210
Accrued warranty costs [Member]
Other accrued expenses and other current liabilities	197	78
Accrued insurance, welfare expenses, etc. [Member]
Other accrued expenses and other current liabilities	$ 7,077	$ 5,721